FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account C indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account C as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Sustainable U.S. Equity Initial Shares	Fidelity® VIP Equity-Income Initial Class
BNY Mellon VIF Growth and Income Initial Shares	Fidelity® VIP Government Money Market Initial Class
Calvert VP EAFE International Index Class I Shares	Fidelity® VIP Growth Initial Class
Calvert VP SRI Balanced	NVIT Emerging Markets Class D Shares
Calvert VP SRI Mid Cap	T. Rowe Price Equity Income Service Class
Columbia - Small Company Growth Class 1 Shares	T. Rowe Price International Stock
DFA VA Global Bond	T. Rowe Price New America Growth
DFA VA International Small	TA BlackRock Global Real Estate Securities Initial Class
DFA VA International Value	TA BlackRock Government Money Market Initial Class
DFA VA Short-Term Fixed	TA JPMorgan Enhanced Index Initial Class
DFA VA U.S. Large Value	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA TS&W International Equity Initial Class
Federated Hermes Government Money II Service Shares	TA WMC US Growth Initial Class
Federated Hermes High Income Bond II Primary Shares	Wanger International
Federated Hermes Managed Volatility II Primary Shares	Wanger USA
Fidelity® VIP Asset Manager Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account C since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	1,193.090	$40,071	$56,362	$(7)	$56,355	1,399	$40.268401	$40.268401
BNY Mellon VIF Growth and Income Initial Shares	865.628	22,384	30,886	1	30,887	739	41.777147	41.777147
Calvert VP EAFE International Index Class I Shares	451.086	33,345	42,298	-	42,298	28,369	1.491012	1.491012
Calvert VP SRI Balanced	68,330.890	130,358	172,194	(15)	172,179	5,400	31.886297	31.886297
Calvert VP SRI Mid Cap	5,585.304	173,713	190,459	(1)	190,458	4,451	42.790965	42.790965
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	80.150626	80.150626
DFA VA Global Bond	18,949.401	202,704	201,432	-	201,432	9,108	22.117002	22.117002
DFA VA International Small	411.029	4,626	5,430	(22)	5,408	117	46.279153	46.279153
DFA VA International Value	4,726.669	48,599	55,680	-	55,680	1,733	32.133909	32.133909
DFA VA Short-Term Fixed	3,520.546	36,004	35,910	-	35,910	2,332	15.397041	15.397041
DFA VA U.S. Large Value	2,201.786	54,499	58,391	3	58,394	1,079	54.122622	54.122622
DFA VA U.S. Targeted Value	14,530.314	237,749	267,503	-	267,503	3,460	77.308753	77.308753
Federated Hermes Fund for U.S. Government Securities II	19,690.092	218,247	219,741	(7)	219,734	9,524	23.072048	23.072048
Federated Hermes Government Money II Service Shares	19,431.300	19,431	19,431	6	19,437	1,458	13.329436	13.329436
Federated Hermes High Income Bond II Primary Shares	13,254.831	85,106	84,963	(10)	84,953	2,353	36.096533	36.096533
Federated Hermes Managed Volatility II Primary Shares	1,900.272	19,518	21,074	(11)	21,063	749	28.139797	28.139797
Fidelity® VIP Asset Manager Initial Class	747.605	11,461	12,739	(3)	12,736	411	30.952856	30.952856
Fidelity® VIP Equity-Income Initial Class	684.774	15,150	16,366	(2)	16,364	431	37.998997	37.998997
Fidelity® VIP Government Money Market Initial Class	31,299.810	31,300	31,300	4	31,304	2,638	11.865245	11.865245
Fidelity® VIP Growth Initial Class	258.575	14,445	26,633	14	26,647	383	69.537793	69.537793
NVIT Emerging Markets Class D Shares	589.768	5,996	8,693	-	8,693	564	15.407720	15.407720
T. Rowe Price Equity Income Service Class	1,096.644	25,430	28,743	-	28,743	708	40.602043	40.602043
T. Rowe Price International Stock	1,899.849	27,194	32,449	11	32,460	1,392	23.311185	23.311185
T. Rowe Price New America Growth	697.153	19,121	27,649	-	27,649	390	70.938870	70.938870
TA BlackRock Global Real Estate Securities Initial Class	3,217.735	32,830	34,398	-	34,398	699	49.225096	49.225096
TA BlackRock Government Money Market Initial Class	1,951.050	1,951	1,951	(2)	1,949	2,073	0.940496	0.940496
TA JPMorgan Enhanced Index Initial Class	5,230.691	108,069	125,903	(4)	125,899	2,695	46.718697	46.718697
TA Multi-Managed Balanced Initial Class	9,471.704	128,832	161,398	(1)	161,397	58,958	2.737468	2.737468
TA Small/Mid Cap Value Initial Class	2,783.250	56,487	53,411	(1)	53,410	581	91.951483	91.951483
TA TS&W International Equity Initial Class	1,941.733	25,083	27,961	6	27,967	1,306	21.406248	21.406248
TA WMC US Growth Initial Class	566.508	17,113	24,762	(1)	24,761	629	39.393811	39.393811
Wanger International	6,904.856	203,555	193,543	(1)	193,542	2,442	79.254055	79.254055
Wanger USA	2,856.045	67,911	70,344	3	70,347	660	106.592076	106.592076

See accompanying notes.

2

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP EAFE International Index Class I Shares	Calvert VP SRI Balanced	Calvert VP SRI Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$34,747	$19,748	$33,287	$123,504	$132,846

Investment Income:
Reinvested Dividends	589	247	981	2,211	709
Investment Expense:
Mortality and Expense Risk and Administrative Charges	571	318	513	1,953	2,189

Net Investment Income (Loss)	18	(71)	468	258	(1,480)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,303	2,487	-	5,090	13,356
Realized Gain (Loss) on Investments	66	84	78	382	118

Net Realized Capital Gains (Losses) on Investments	1,369	2,571	78	5,472	13,474
Net Change in Unrealized Appreciation (Depreciation)	9,907	2,899	5,973	22,291	27,260

Net Gain (Loss) on Investment	11,276	5,470	6,051	27,763	40,734

Net Increase (Decrease) in Net Assets Resulting from Operations	11,294	5,399	6,519	28,021	39,254

Increase (Decrease) in Net Assets from Contract Transactions	(6)	(9)	(4)	(26)	(25)

Total Increase (Decrease) in Net Assets	11,288	5,390	6,515	27,995	39,229

Net Assets as of December 31, 2019:	$46,035	$25,138	$39,802	$151,499	$172,075

Investment Income:
Reinvested Dividends	513	197	1,238	2,370	728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	666	353	507	2,143	2,265

Net Investment Income (Loss)	(153)	(156)	731	227	(1,537)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	556	1,819	-	4,890	12,210
Realized Gain (Loss) on Investments	152	94	65	515	33

Net Realized Capital Gains (Losses) on Investments	708	1,913	65	5,405	12,243
Net Change in Unrealized Appreciation (Depreciation)	9,772	4,001	1,704	15,077	7,701

Net Gain (Loss) on Investment	10,480	5,914	1,769	20,482	19,944

Net Increase (Decrease) in Net Assets Resulting from Operations	10,327	5,758	2,500	20,709	18,407

Increase (Decrease) in Net Assets from Contract Transactions	(7)	(9)	(4)	(29)	(24)

Total Increase (Decrease) in Net Assets	10,320	5,749	2,496	20,680	18,383

Net Assets as of December 31, 2020:	$56,355	$30,887	$42,298	$172,179	$190,458

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Columbia - Small Company Growth Class 1 Shares	DFA VA Global Bond	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$192,902	$4,046	$49,586	$35,290

Investment Income:
Reinvested Dividends	-	5,209	126	1,922	812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,287	29	347	231

Net Investment Income (Loss)	-	3,922	97	1,575	581

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	56	-	-
Realized Gain (Loss) on Investments	-	(204)	11	64	3

Net Realized Capital Gains (Losses) on Investments	-	(204)	67	64	3
Net Change in Unrealized Appreciation (Depreciation)	-	3,009	774	5,853	70

Net Gain (Loss) on Investment	-	2,805	841	5,917	73

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,727	938	7,492	654

Increase (Decrease) in Net Assets from Contract Transactions	-	6,409	(6)	(14)	(8)

Total Increase (Decrease) in Net Assets	-	13,136	932	7,478	646

Net Assets as of December 31, 2019:	$-	$206,038	$4,978	$57,064	$35,936

Investment Income:
Reinvested Dividends	-	54	99	1,201	214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,322	29	307	234

Net Investment Income (Loss)	-	(1,268)	70	894	(20)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	87	-	-
Realized Gain (Loss) on Investments	-	(89)	10	13	2

Net Realized Capital Gains (Losses) on Investments	-	(89)	97	13	2
Net Change in Unrealized Appreciation (Depreciation)	-	3,001	266	(2,279)	-

Net Gain (Loss) on Investment	-	2,912	363	(2,266)	2

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,644	433	(1,372)	(18)

Increase (Decrease) in Net Assets from Contract Transactions	-	(6,250)	(3)	(12)	(8)

Total Increase (Decrease) in Net Assets	-	(4,606)	430	(1,384)	(26)

Net Assets as of December 31, 2020:	$-	$201,432	$5,408	$55,680	$35,910

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money II Service Shares	Federated Hermes High Income Bond II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$61,711	$53,376	$65,940	$19,721	$71,183

Investment Income:
Reinvested Dividends	1,230	892	1,620	321	4,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	388	441	128	502

Net Investment Income (Loss)	811	504	1,179	193	4,131

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	624	1,567	-	-	-
Realized Gain (Loss) on Investments	2,061	(36)	(12)	-	(25)

Net Realized Capital Gains (Losses) on Investments	2,685	1,531	(12)	-	(25)
Net Change in Unrealized Appreciation (Depreciation)	10,239	9,545	2,271	-	5,720

Net Gain (Loss) on Investment	12,924	11,076	2,259	-	5,695

Net Increase (Decrease) in Net Assets Resulting from Operations	13,735	11,580	3,438	193	9,826

Increase (Decrease) in Net Assets from Contract Transactions	(14,024)	(457)	(9)	(199)	(14)

Total Increase (Decrease) in Net Assets	(289)	11,123	3,429	(6)	9,812

Net Assets as of December 31, 2019:	$61,422	$64,499	$69,369	$19,715	$80,995

Investment Income:
Reinvested Dividends	1,168	3,972	1,704	40	4,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	333	556	600	127	513

Net Investment Income (Loss)	835	3,416	1,104	(87)	4,097

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	36	(225)	9	-	(50)

Net Realized Capital Gains (Losses) on Investments	36	(225)	9	-	(50)
Net Change in Unrealized Appreciation (Depreciation)	(2,451)	28,194	2,265	-	(75)

Net Gain (Loss) on Investment	(2,415)	27,969	2,274	-	(125)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,580)	31,385	3,378	(87)	3,972

Increase (Decrease) in Net Assets from Contract Transactions	(1,448)	171,619	146,987	(191)	(14)

Total Increase (Decrease) in Net Assets	(3,028)	203,004	150,365	(278)	3,958

Net Assets as of December 31, 2020:	$58,394	$267,503	$219,734	$19,437	$84,953

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Federated Hermes Managed Volatility II Primary Shares	Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$17,627	$9,648	$12,382	$22,395	$14,186

Investment Income:
Reinvested Dividends	397	192	288	448	44
Investment Expense:
Mortality and Expense Risk and Administrative Charges	126	147	197	312	234

Net Investment Income (Loss)	271	45	91	136	(190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	433	879	-	997
Realized Gain (Loss) on Investments	23	(10)	(7)	-	98

Net Realized Capital Gains (Losses) on Investments	23	423	872	-	1,095
Net Change in Unrealized Appreciation (Depreciation)	3,134	1,134	2,217	-	3,699

Net Gain (Loss) on Investment	3,157	1,557	3,089	-	4,794

Net Increase (Decrease) in Net Assets Resulting from Operations	3,428	1,602	3,180	136	4,604

Increase (Decrease) in Net Assets from Contract Transactions	(25)	(3)	(5)	(8)	(6)

Total Increase (Decrease) in Net Assets	3,403	1,599	3,175	128	4,598

Net Assets as of December 31, 2019:	$21,030	$11,247	$15,557	$22,523	$18,784

Investment Income:
Reinvested Dividends	500	174	263	73	15
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128	158	199	396	299

Net Investment Income (Loss)	372	16	64	(323)	(284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	151	648	-	1,978
Realized Gain (Loss) on Investments	22	(1)	(16)	-	152

Net Realized Capital Gains (Losses) on Investments	22	150	632	-	2,130
Net Change in Unrealized Appreciation (Depreciation)	(338)	1,327	114	-	6,017

Net Gain (Loss) on Investment	(316)	1,477	746	-	8,147

Net Increase (Decrease) in Net Assets Resulting from Operations	56	1,493	810	(323)	7,863

Increase (Decrease) in Net Assets from Contract Transactions	(23)	(4)	(3)	9,104	-

Total Increase (Decrease) in Net Assets	33	1,489	807	8,781	7,863

Net Assets as of December 31, 2020:	$21,063	$12,736	$16,364	$31,304	$26,647

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	NVIT Emerging Markets Class D Shares	T. Rowe Price Equity Income Service Class	T. Rowe Price International Stock	T. Rowe Price New America Growth	TA BlackRock Global Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$6,363	$23,123	$22,838	$14,604	$27,931

Investment Income:
Reinvested Dividends	152	614	639	73	295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46	366	361	242	211

Net Investment Income (Loss)	106	248	278	(169)	84

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,698	1,140	1,245	-
Realized Gain (Loss) on Investments	9	87	23	39	47

Net Realized Capital Gains (Losses) on Investments	9	1,785	1,163	1,284	47
Net Change in Unrealized Appreciation (Depreciation)	1,271	3,667	4,496	3,714	6,678

Net Gain (Loss) on Investment	1,280	5,452	5,659	4,998	6,725

Net Increase (Decrease) in Net Assets Resulting from Operations	1,386	5,700	5,937	4,829	6,809

Increase (Decrease) in Net Assets from Contract Transactions	-	(9)	(7)	(7)	(4)

Total Increase (Decrease) in Net Assets	1,386	5,691	5,930	4,822	6,805

Net Assets as of December 31, 2019:	$7,749	$28,814	$28,768	$19,426	$34,736

Investment Income:
Reinvested Dividends	117	585	163	-	3,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46	345	382	307	202

Net Investment Income (Loss)	71	240	(219)	(307)	3,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	609	1,271	4,078	2,312
Realized Gain (Loss) on Investments	8	45	26	91	23

Net Realized Capital Gains (Losses) on Investments	8	654	1,297	4,169	2,335
Net Change in Unrealized Appreciation (Depreciation)	866	(957)	2,621	4,367	(6,364)

Net Gain (Loss) on Investment	874	(303)	3,918	8,536	(4,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	945	(63)	3,699	8,229	(334)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(8)	(7)	(6)	(4)

Total Increase (Decrease) in Net Assets	944	(71)	3,692	8,223	(338)

Net Assets as of December 31, 2020:	$8,693	$28,743	$32,460	$27,649	$34,398

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock Government Money Market Initial Class	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class	TA Small/Mid Cap Value Initial Class	TA TS&W International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,960	$299,998	$118,731	$45,980	$21,974

Investment Income:
Reinvested Dividends	38	4,184	2,181	497	346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27	2,262	853	333	156

Net Investment Income (Loss)	11	1,922	1,328	164	190

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,116	8,268	3,960	382
Realized Gain (Loss) on Investments	-	420	125	(575)	7

Net Realized Capital Gains (Losses) on Investments	-	41,536	8,393	3,385	389
Net Change in Unrealized Appreciation (Depreciation)	-	47,105	15,034	7,460	3,876

Net Gain (Loss) on Investment	-	88,641	23,427	10,845	4,265

Net Increase (Decrease) in Net Assets Resulting from Operations	11	90,563	24,755	11,009	4,455

Increase (Decrease) in Net Assets from Contract Transactions	-	(41)	(1,638)	(2,632)	(4)

Total Increase (Decrease) in Net Assets	11	90,522	23,117	8,377	4,451

Net Assets as of December 31, 2019:	$1,971	$390,520	$141,848	$54,357	$26,425

Investment Income:
Reinvested Dividends	6	5,787	2,288	539	754
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	2,217	938	292	154

Net Investment Income (Loss)	(20)	3,570	1,350	247	600

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	31,959	5,870	1,880	-
Realized Gain (Loss) on Investments	-	73,882	290	(1,331)	3

Net Realized Capital Gains (Losses) on Investments	-	105,841	6,160	549	3
Net Change in Unrealized Appreciation (Depreciation)	-	(55,004)	13,737	548	942

Net Gain (Loss) on Investment	-	50,837	19,897	1,097	945

Net Increase (Decrease) in Net Assets Resulting from Operations	(20)	54,407	21,247	1,344	1,545

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(319,028)	(1,698)	(2,291)	(3)

Total Increase (Decrease) in Net Assets	(22)	(264,621)	19,549	(947)	1,542

Net Assets as of December 31, 2020:	$1,949	$125,899	$161,397	$53,410	$27,967

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA WMC US Growth Initial Class	Wanger International	Wanger USA
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$14,572	$131,952	$46,589

Investment Income:
Reinvested Dividends	22	1,279	140
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112	977	350

Net Investment Income (Loss)	(90)	302	(210)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,465	13,758	9,447
Realized Gain (Loss) on Investments	55	(340)	(1,009)

Net Realized Capital Gains (Losses) on Investments	1,520	13,418	8,438
Net Change in Unrealized Appreciation (Depreciation)	4,121	24,744	5,672

Net Gain (Loss) on Investment	5,641	38,162	14,110

Net Increase (Decrease) in Net Assets Resulting from Operations	5,551	38,464	13,900

Increase (Decrease) in Net Assets from Contract Transactions	(946)	(42)	(1,706)

Total Increase (Decrease) in Net Assets	4,605	38,422	12,194

Net Assets as of December 31, 2019:	$19,177	$170,374	$58,783

Investment Income:
Reinvested Dividends	22	3,171	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	1,025	359

Net Investment Income (Loss)	(111)	2,146	(359)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,600	5,659	5,894
Realized Gain (Loss) on Investments	359	(394)	(1,467)

Net Realized Capital Gains (Losses) on Investments	1,959	5,265	4,427
Net Change in Unrealized Appreciation (Depreciation)	4,827	15,799	9,156

Net Gain (Loss) on Investment	6,786	21,064	13,583

Net Increase (Decrease) in Net Assets Resulting from Operations	6,675	23,210	13,224

Increase (Decrease) in Net Assets from Contract Transactions	(1,091)	(42)	(1,660)

Total Increase (Decrease) in Net Assets	5,584	23,168	11,564

Net Assets as of December 31, 2020:	$24,761	$193,542	$70,347

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s EdgeSM Variable Annuity (NY), PrismSM Variable Annuity (NY), and MarqueeSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:
Subaccount
BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Initial Shares
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares
Calvert Variable Series, Inc.
Calvert VP SRI Balanced
Calvert VP SRI Mid Cap
Columbia Funds Variable Insurance Trust - Class 1 Shares
Columbia - Small Company Growth Class 1 Shares
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond
DFA VA International Small
DFA VA International Value
DFA VA Short-Term Fixed
DFA VA U.S. Large Value
DFA VA U.S. Targeted Value
Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class
Fidelity® VIP Equity-Income Initial Class
Fidelity® VIP Government Money Market Initial Class
Fidelity® VIP Growth Initial Class
Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares

Mutual Fund
BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid-Cap Portfolio
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio-Small Company Growth Fund
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares

10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount
T. Rowe Price, Inc.
T. Rowe Price Equity Income Service Class
T. Rowe Price International Stock
T. Rowe Price New America Growth
Transamerica Series Trust
TA BlackRock Global Real Estate Securities Initial Class
TA BlackRock Government Money Market Initial Class
TA JPMorgan Enhanced Index Initial Class
TA Multi-Managed Balanced Initial Class
TA Small/Mid Cap Value Initial Class
TA TS&W International Equity Initial Class
TA WMC US Growth Initial Class
Wanger Advisors Trust
Wanger International
Wanger USA

Mutual Fund
T. Rowe Price, Inc.
T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock Portfolio
T. Rowe Price New America Portfolio Growth
Transamerica Series Trust
Transamerica BlackRock Global Real Estate Securities VP Initial Class
Transamerica BlackRock Government Money Market VP Initial Class
Transamerica JPMorgan Enhanced Index VP Initial Class
Transamerica Multi-Managed Balanced VP Initial Class
Transamerica Small/Mid Cap Value VP Initial Class
Transamerica TS&W International Equity VP Initial Class
Transamerica WMC Diversified Growth VP Initial Class
Wanger Advisors Trust
Wanger International
Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
NVIT Emerging Markets Class D Shares	August 4, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares

11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Sustainable U.S. Equity Initial Shares	$1,069	$672
BNY Mellon VIF Growth and Income Initial Shares	2,016	362
Calvert VP EAFE International Index Class I Shares	1,238	512
Calvert VP SRI Balanced	7,259	2,168
Calvert VP SRI Mid Cap	12,939	2,290
Columbia - Small Company Growth Class 1 Shares	-	-
DFA VA Global Bond	54	7,572
DFA VA International Small	187	31
DFA VA International Value	1,201	319
DFA VA Short-Term Fixed	214	242
DFA VA U.S. Large Value	1,168	1,782
DFA VA U.S. Targeted Value	175,968	932
Federated Hermes Fund for U.S. Government Securities II	148,701	609
Federated Hermes Government Money II Service Shares	165	444
Federated Hermes High Income Bond II Primary Shares	4,611	527
Federated Hermes Managed Volatility II Primary Shares	501	151
Fidelity® VIP Asset Manager Initial Class	325	162
Fidelity® VIP Equity-Income Initial Class	912	203
Fidelity® VIP Government Money Market Initial Class	9,185	404
Fidelity® VIP Growth Initial Class	1,993	306
NVIT Emerging Markets Class D Shares	117	47
T. Rowe Price Equity Income Service Class	1,193	353
T. Rowe Price International Stock	1,435	392
T. Rowe Price New America Growth	4,079	314
TA BlackRock Global Real Estate Securities Initial Class	6,211	207
TA BlackRock Government Money Market Initial Class	6	27
TA JPMorgan Enhanced Index Initial Class	37,746	321,245
TA Multi-Managed Balanced Initial Class	9,467	3,946
TA Small/Mid Cap Value Initial Class	4,107	4,271
TA TS&W International Equity Initial Class	755	158
TA WMC US Growth Initial Class	2,516	2,119
Wanger International	8,831	1,067
Wanger USA	7,195	3,320

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(1)	(1)	-	-	-
BNY Mellon VIF Growth and Income Initial Shares	-	(1)	(1)	-	-	-
Calvert VP EAFE International Index Class I Shares	-	(3)	(3)	-	(3)	(3)
Calvert VP SRI Balanced	-	(1)	(1)	-	(1)	(1)
Calvert VP SRI Mid Cap	-	(1)	(1)	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
DFA VA Global Bond	-	(283)	(283)	525	(235)	290
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	-	-	-	(1)	(1)
DFA VA Short-Term Fixed	-	(1)	(1)	-	-	-
DFA VA U.S. Large Value	-	(33)	(33)	-	(284)	(284)
DFA VA U.S. Targeted Value	2,605	(7)	2,598	-	(7)	(7)
Federated Hermes Fund for U.S. Government Securities II	6,381	-	6,381	-	-	-
Federated Hermes Government Money II Service Shares	9	(23)	(14)	10	(25)	(15)
Federated Hermes High Income Bond II Primary Shares	-	(1)	(1)	-	-	-
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	(1)	(1)
Fidelity® VIP Asset Manager Initial Class	-	(1)	(1)	-	-	-
Fidelity® VIP Equity-Income Initial Class	-	-	-	-	-	-
Fidelity® VIP Government Money Market Initial Class	761	(1)	760	-	(1)	(1)
Fidelity® VIP Growth Initial Class	-	-	-	-	-	-
NVIT Emerging Markets Class D Shares	-	-	-	-	-	-
T. Rowe Price Equity Income Service Class	-	-	-	-	-	-
T. Rowe Price International Stock	-	(1)	(1)	-	-	-
T. Rowe Price New America Growth	-	-	-	-	-	-
TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	(7,285)	(7,285)	-	(1)	(1)

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Multi-Managed Balanced Initial Class	523	(1,232)	(709)	527	(1,282)	(755)
TA Small/Mid Cap Value Initial Class	22	(52)	(30)	22	(54)	(32)
TA TS&W International Equity Initial Class	-	(1)	(1)	-	-	-
TA WMC US Growth Initial Class	26	(61)	(35)	26	(64)	(38)
Wanger International	-	(1)	(1)	-	-	-
Wanger USA	15	(36)	(21)	15	(37)	(22)

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(7)	$(7)	$-	$(6)	$(6)
BNY Mellon VIF Growth and Income Initial Shares	-	(9)	(9)	-	(9)	(9)
Calvert VP EAFE International Index Class I Shares	-	(4)	(4)	-	(4)	(4)
Calvert VP SRI Balanced	-	(29)	(29)	-	(26)	(26)
Calvert VP SRI Mid Cap	-	(24)	(24)	-	(25)	(25)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
DFA VA Global Bond	-	(6,250)	(6,250)	11,534	(5,125)	6,409
DFA VA International Small	-	(3)	(3)	-	(6)	(6)
DFA VA International Value	-	(12)	(12)	-	(14)	(14)
DFA VA Short-Term Fixed	-	(8)	(8)	-	(8)	(8)
DFA VA U.S. Large Value	-	(1,448)	(1,448)	-	(14,024)	(14,024)
DFA VA U.S. Targeted Value	172,000	(381)	171,619	-	(457)	(457)
Federated Hermes Fund for U.S. Government Securities II	147,000	(13)	146,987	-	(9)	(9)
Federated Hermes Government Money II Service Shares	125	(316)	(191)	128	(327)	(199)
Federated Hermes High Income Bond II Primary Shares	-	(14)	(14)	-	(14)	(14)
Federated Hermes Managed Volatility II Primary Shares	-	(23)	(23)	-	(25)	(25)
Fidelity® VIP Asset Manager Initial Class	-	(4)	(4)	-	(3)	(3)
Fidelity® VIP Equity-Income Initial Class	-	(3)	(3)	-	(5)	(5)
Fidelity® VIP Government Money Market Initial Class	9,113	(9)	9,104	-	(8)	(8)
Fidelity® VIP Growth Initial Class	-	-	-	-	(6)	(6)
NVIT Emerging Markets Class D Shares	-	(1)	(1)	-	-	-
T. Rowe Price Equity Income Service Class	-	(8)	(8)	-	(9)	(9)
T. Rowe Price International Stock	-	(7)	(7)	-	(7)	(7)
T. Rowe Price New America Growth	-	(6)	(6)	-	(7)	(7)
TA BlackRock Global Real Estate Securities Initial Class	-	(4)	(4)	-	(4)	(4)
TA BlackRock Government Money Market Initial Class	-	(2)	(2)	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	(319,028)	(319,028)	-	(41)	(41)

16

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA Multi-Managed Balanced Initial Class	$1,312	$(3,010)	$(1,698)	$1,180	$(2,818)	$(1,638)
TA Small/Mid Cap Value Initial Class	1,692	(3,983)	(2,291)	1,874	(4,506)	(2,632)
TA TS&W International Equity Initial Class	-	(3)	(3)	-	(4)	(4)
TA WMC US Growth Initial Class	896	(1,987)	(1,091)	692	(1,638)	(946)
Wanger International	-	(42)	(42)	-	(42)	(42)
Wanger USA	1,305	(2,965)	(1,660)	1,223	(2,929)	(1,706)

17

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	1,399	$40.27	to	$40.27	$ 56,355	1.07%	1.40%	to	1.40%	22.43%	to	22.43%
12/31/2019	1,400	32.89	to	32.89	46,035	1.43	1.40	to	1.40	32.50	to	32.50
12/31/2018	1,400	24.82	to	24.82	34,747	1.74	1.40	to	1.40	(5.73)	to	(5.73)
12/31/2017	1,400	26.33	to	26.33	36,864	1.12	1.40	to	1.40	13.75	to	13.75
12/31/2016	1,400	23.15	to	23.15	32,414	1.27	1.40	to	1.40	8.85	to	8.85

BNY Mellon VIF Growth and Income Initial Shares
12/31/2020	739	41.78	to	41.78	30,887	0.78	1.40	to	1.40	22.91	to	22.91
12/31/2019	740	33.99	to	33.99	25,138	1.08	1.40	to	1.40	27.34	to	27.34
12/31/2018	740	26.69	to	26.69	19,748	0.81	1.40	to	1.40	(6.01)	to	(6.01)
12/31/2017	740	28.40	to	28.40	21,018	0.76	1.40	to	1.40	18.06	to	18.06
12/31/2016	1,397	24.05	to	24.05	33,611	1.22	1.40	to	1.40	8.52	to	8.52

Calvert VP EAFE International Index Class I Shares
12/31/2020	28,369	1.49	to	1.49	42,298	3.40	1.40	to	1.40	6.28	to	6.28
12/31/2019	28,372	1.40	to	1.40	39,802	2.66	1.40	to	1.40	19.59	to	19.59
12/31/2018	28,375	1.17	to	1.17	33,287	3.25	1.40	to	1.40	(14.78)	to	(14.78)
12/31/2017	28,380	1.38	to	1.38	39,064	2.58	1.40	to	1.40	23.04	to	23.04
12/31/2016	28,384	1.12	to	1.12	31,753	3.00	1.40	to	1.40	(0.93)	to	(0.93)

Calvert VP SRI Balanced
12/31/2020	5,400	31.89	to	31.89	172,179	1.54	1.40	to	1.40	13.67	to	13.67
12/31/2019	5,401	28.05	to	28.05	151,499	1.57	1.40	to	1.40	22.69	to	22.69
12/31/2018	5,402	22.86	to	22.86	123,504	1.78	1.40	to	1.40	(4.02)	to	(4.02)
12/31/2017	5,403	23.82	to	23.82	128,700	2.03	1.40	to	1.40	10.46	to	10.46
12/31/2016	5,404	21.57	to	21.57	116,540	1.89	1.40	to	1.40	6.37	to	6.37

Calvert VP SRI Mid Cap
12/31/2020	4,451	42.79	to	42.79	190,458	0.45	1.40	to	1.40	10.70	to	10.70
12/31/2019	4,452	38.66	to	38.66	172,075	0.45	1.40	to	1.40	29.55	to	29.55
12/31/2018	4,452	29.84	to	29.84	132,846	0.54	1.40	to	1.40	(5.76)	to	(5.76)
12/31/2017	4,453	31.66	to	31.66	140,983	0.70	1.40	to	1.40	10.12	to	10.12
12/31/2016	4,454	28.75	to	28.75	128,053	-	1.40	to	1.40	5.76	to	5.76

Columbia - Small Company Growth Class 1 Shares
12/31/2020	-	80.15	to	80.15	-	-	0.65	to	0.65	70.02	to	70.02
12/31/2019	-	47.14	to	47.14	-	-	0.65	to	0.65	39.79	to	39.79
12/31/2018	-	33.72	to	33.72	-	-	0.65	to	0.65	(2.39)	to	(2.39)
12/31/2017	-	34.55	to	34.55	-	-	0.65	to	0.65	28.42	to	28.42
12/31/2016	-	26.90	to	26.90	-	-	0.65	to	0.65	12.02	to	12.02

DFA VA Global Bond
12/31/2020	9,108	22.12	to	22.12	201,432	0.03	0.65	to	0.65	0.80	to	0.80
12/31/2019	9,391	21.94	to	21.94	206,038	2.62	0.65	to	0.65	3.51	to	3.51
12/31/2018	9,101	21.20	to	21.20	192,902	4.56	0.65	to	0.65	1.09	to	1.09
12/31/2017	9,340	20.97	to	20.97	195,841	1.51	0.65	to	0.65	1.45	to	1.45
12/31/2016	16,574	20.67	to	20.67	342,545	1.72	0.65	to	0.65	1.07	to	1.07

18

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
DFA VA International Small
12/31/2020	117	$46.28	to	$46.28	$ 5,408	2.23%	0.65%	to	0.65%	8.71%	to	8.71%
12/31/2019	117	42.57	to	42.57	4,978	2.80	0.65	to	0.65	23.10	to	23.10
12/31/2018	117	34.58	to	34.58	4,046	1.61	0.65	to	0.65	(20.29)	to	(20.29)
12/31/2017	117	43.39	to	43.39	5,079	1.86	0.65	to	0.65	29.11	to	29.11
12/31/2016	642	33.61	to	33.61	21,566	2.40	0.65	to	0.65	5.55	to	5.55
DFA VA International Value
12/31/2020	1,733	32.13	to	32.13	55,680	2.53	0.65	to	0.65	(2.40)	to	(2.40)
12/31/2019	1,733	32.92	to	32.92	57,064	3.58	0.65	to	0.65	15.11	to	15.11
12/31/2018	1,734	28.60	to	28.60	49,586	2.60	0.65	to	0.65	(17.62)	to	(17.62)
12/31/2017	1,734	34.72	to	34.72	60,210	2.87	0.65	to	0.65	25.00	to	25.00
12/31/2016	2,256	27.78	to	27.78	62,675	3.33	0.65	to	0.65	8.40	to	8.40
DFA VA Short-Term Fixed
12/31/2020	2,332	15.40	to	15.40	35,910	0.59	0.65	to	0.65	(0.05)	to	(0.05)
12/31/2019	2,333	15.40	to	15.40	35,936	2.28	0.65	to	0.65	1.85	to	1.85
12/31/2018	2,333	15.12	to	15.12	35,290	1.56	0.65	to	0.65	1.12	to	1.12
12/31/2017	2,334	14.96	to	14.96	34,907	1.02	0.65	to	0.65	0.18	to	0.18
12/31/2016	2,334	14.93	to	14.93	34,851	0.66	0.65	to	0.65	0.14	to	0.14
DFA VA U.S. Large Value
12/31/2020	1,079	54.12	to	54.12	58,394	2.28	0.65	to	0.65	(2.01)	to	(2.01)
12/31/2019	1,112	55.23	to	55.23	61,422	1.90	0.65	to	0.65	24.97	to	24.97
12/31/2018	1,396	44.20	to	44.20	61,711	2.06	0.65	to	0.65	(12.69)	to	(12.69)
12/31/2017	2,592	50.62	to	50.62	131,214	1.85	0.65	to	0.65	18.31	to	18.31
12/31/2016	3,204	42.78	to	42.78	137,072	1.91	0.65	to	0.65	18.11	to	18.11
DFA VA U.S. Targeted Value
12/31/2020	3,460	77.31	to	77.31	267,503	4.60	0.65	to	0.65	3.31	to	3.31
12/31/2019	862	74.83	to	74.83	64,499	1.49	0.65	to	0.65	21.77	to	21.77
12/31/2018	869	61.45	to	61.45	53,376	0.97	0.65	to	0.65	(16.42)	to	(16.42)
12/31/2017	875	73.52	to	73.52	64,354	1.06	0.65	to	0.65	9.06	to	9.06
12/31/2016	1,101	67.42	to	67.42	74,232	1.11	0.65	to	0.65	26.67	to	26.67
Federated Hermes Fund for U.S. Government Securities II
12/31/2020	9,524	23.07	to	23.07	219,734	1.83	0.65	to	0.65	4.53	to	4.53
12/31/2019	3,143	22.07	to	22.07	69,369	2.38	0.65	to	0.65	5.21	to	5.21
12/31/2018	3,143	20.98	to	20.98	65,940	2.40	0.65	to	0.65	(0.20)	to	(0.20)
12/31/2017	3,144	21.02	to	21.02	66,080	2.32	0.65	to	0.65	1.27	to	1.27
12/31/2016	3,144	20.76	to	20.76	65,261	2.49	0.65	to	0.65	0.95	to	0.95
Federated Hermes Government Money II Service Shares
12/31/2020	1,458	13.33	to	13.33	19,437	0.21	0.65	to	0.65	(0.44)	to	(0.44)
12/31/2019	1,472	13.39	to	13.39	19,715	1.63	0.65	to	0.65	0.99	to	0.99
12/31/2018	1,487	13.26	to	13.26	19,721	1.07	0.65	to	0.65	0.59	to	0.59
12/31/2017	5,962	13.18	to	13.18	78,582	0.30	0.65	to	0.65	(0.33)	to	(0.33)
12/31/2016	7,979	13.22	to	13.22	105,520	-	0.65	to	0.65	(0.64)	to	(0.64)
Federated Hermes High Income Bond II Primary Shares
12/31/2020	2,353	36.10	to	36.10	84,953	5.83	0.65	to	0.65	4.91	to	4.91
12/31/2019	2,354	34.41	to	34.41	80,995	5.98	0.65	to	0.65	13.80	to	13.80
12/31/2018	2,354	30.23	to	30.23	71,183	7.91	0.65	to	0.65	(3.91)	to	(3.91)
12/31/2017	2,355	31.47	to	31.47	74,097	6.59	0.65	to	0.65	6.25	to	6.25
12/31/2016	2,355	29.61	to	29.61	69,750	6.12	0.65	to	0.65	14.08	to	14.08

19

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Federated Hermes Managed Volatility II Primary Shares
12/31/2020	749	$28.14	to	$28.14	$ 21,063	2.54%	0.65%	to	0.65%	0.28%	to	0.28%
12/31/2019	749	28.06	to	28.06	21,030	2.04	0.65	to	0.65	19.45	to	19.45
12/31/2018	750	23.49	to	23.49	17,627	1.12	0.65	to	0.65	(9.09)	to	(9.09)
12/31/2017	143	25.84	to	25.84	3,686	3.84	0.65	to	0.65	17.35	to	17.35
12/31/2016	143	22.02	to	22.02	3,142	4.79	0.65	to	0.65	7.00	to	7.00
Fidelity® VIP Asset Manager Initial Class
12/31/2020	411	30.95	to	30.95	12,736	1.54	1.40	to	1.40	13.28	to	13.28
12/31/2019	412	27.32	to	27.32	11,247	1.82	1.40	to	1.40	16.62	to	16.62
12/31/2018	412	23.43	to	23.43	9,648	1.72	1.40	to	1.40	(6.66)	to	(6.66)
12/31/2017	412	25.10	to	25.10	10,342	1.36	1.40	to	1.40	12.53	to	12.53
12/31/2016	1,089	22.31	to	22.31	24,291	1.49	1.40	to	1.40	1.65	to	1.65
Fidelity® VIP Equity-Income Initial Class
12/31/2020	431	38.00	to	38.00	16,364	1.84	1.40	to	1.40	5.22	to	5.22
12/31/2019	431	36.11	to	36.11	15,557	2.04	1.40	to	1.40	25.68	to	25.68
12/31/2018	431	28.73	to	28.73	12,382	2.29	1.40	to	1.40	(9.57)	to	(9.57)
12/31/2017	431	31.77	to	31.77	13,696	1.74	1.40	to	1.40	11.34	to	11.34
12/31/2016	431	28.54	to	28.54	12,306	2.38	1.40	to	1.40	16.39	to	16.39
Fidelity® VIP Government Money Market Initial Class
12/31/2020	2,638	11.87	to	11.87	31,304	0.26	1.40	to	1.40	(1.07)	to	(1.07)
12/31/2019	1,878	11.99	to	11.99	22,523	2.00	1.40	to	1.40	0.61	to	0.61
12/31/2018	1,879	11.92	to	11.92	22,395	1.64	1.40	to	1.40	0.24	to	0.24
12/31/2017	1,879	11.89	to	11.89	22,350	0.60	1.40	to	1.40	(0.71)	to	(0.71)
12/31/2016	4,755	11.98	to	11.98	56,950	0.20	1.40	to	1.40	(1.18)	to	(1.18)
Fidelity® VIP Growth Initial Class
12/31/2020	383	69.54	to	69.54	26,647	0.07	1.40	to	1.40	41.91	to	41.91
12/31/2019	383	49.00	to	49.00	18,784	0.26	1.40	to	1.40	32.46	to	32.46
12/31/2018	383	36.99	to	36.99	14,186	0.24	1.40	to	1.40	(1.55)	to	(1.55)
12/31/2017	384	37.58	to	37.58	14,416	0.22	1.40	to	1.40	33.27	to	33.27
12/31/2016	1,004	28.20	to	28.20	28,306	0.04	1.40	to	1.40	(0.59)	to	(0.59)
NVIT Emerging Markets Class D Shares
12/31/2020	564	15.41	to	15.41	8,693	1.65	0.65	to	0.65	12.19	to	12.19
12/31/2019	564	13.73	to	13.73	7,749	2.17	0.65	to	0.65	21.79	to	21.79
12/31/2018	564	11.28	to	11.28	6,363	0.35	0.65	to	0.65	(18.24)	to	(18.24)
12/31/2017	564	13.79	to	13.79	7,784	0.97	0.65	to	0.65	40.18	to	40.18
12/31/2016(1)	564	9.84	to	9.84	5,553	0.82	0.65	to	0.65	-	to	-
T. Rowe Price Equity Income Service Class
12/31/2020	708	40.60	to	40.60	28,743	2.36	1.40	to	1.40	(0.21)	to	(0.21)
12/31/2019	708	40.69	to	40.69	28,814	2.33	1.40	to	1.40	24.65	to	24.65
12/31/2018	708	32.64	to	32.64	23,123	2.02	1.40	to	1.40	(10.76)	to	(10.76)
12/31/2017	709	36.58	to	36.58	25,920	1.76	1.40	to	1.40	14.42	to	14.42
12/31/2016	709	31.97	to	31.97	22,662	2.36	1.40	to	1.40	17.53	to	17.53
T. Rowe Price International Stock
12/31/2020	1,392	23.31	to	23.31	32,460	0.59	1.40	to	1.40	12.87	to	12.87
12/31/2019	1,393	20.65	to	20.65	28,768	2.46	1.40	to	1.40	26.01	to	26.01
12/31/2018	1,393	16.39	to	16.39	22,838	1.35	1.40	to	1.40	(15.40)	to	(15.40)
12/31/2017	1,394	19.37	to	19.37	27,004	0.90	1.40	to	1.40	26.12	to	26.12
12/31/2016	2,126	15.36	to	15.36	32,659	1.07	1.40	to	1.40	0.72	to	0.72
T. Rowe Price New America Growth
12/31/2020	390	70.94	to	70.94	27,649	-	1.40	to	1.40	42.38	to	42.38
12/31/2019	390	49.82	to	49.82	19,426	0.42	1.40	to	1.40	33.07	to	33.07
12/31/2018	390	37.44	to	37.44	14,604	0.16	1.40	to	1.40	(0.25)	to	(0.25)
12/31/2017	390	37.53	to	37.53	14,646	0.05	1.40	to	1.40	32.58	to	32.58
12/31/2016	1,254	28.31	to	28.31	35,509	0.04	1.40	to	1.40	(0.09)	to	(0.09)

20

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	699	$49.23	to	$49.23	$ 34,398	12.53%	0.65%	to	0.65%	(0.96	) %	to	(0.96	) %
12/31/2019	699	49.70	to	49.70	34,736	0.91	0.65	to	0.65	24.38		to	24.38
12/31/2018	699	39.96	to	39.96	27,931	8.73	0.65	to	0.65	(10.67)		to	(10.67)
12/31/2017	699	44.73	to	44.73	31,273	3.66	0.65	to	0.65	10.60		to	10.60
12/31/2016	699	40.45	to	40.45	28,280	1.76	0.65	to	0.65	(0.02)		to	(0.02)
TA BlackRock Government Money Market Initial Class
12/31/2020	2,073	0.94	to	0.94	1,949	0.29	1.40	to	1.40	(1.10)		to	(1.10)
12/31/2019	2,073	0.95	to	0.95	1,971	1.95	1.40	to	1.40	0.57		to	0.57
12/31/2018	2,073	0.95	to	0.95	1,960	1.79	1.40	to	1.40	0.39		to	0.39
12/31/2017	2,073	0.94	to	0.94	1,953	0.01	1.40	to	1.40	(1.37)		to	(1.37)
12/31/2016	2,074	0.96	to	0.96	1,980	0.01	1.40	to	1.40	(1.37)		to	(1.37)
TA JPMorgan Enhanced Index Initial Class
12/31/2020	2,695	46.72	to	46.72	125,899	1.70	0.65	to	0.65	19.39		to	19.39
12/31/2019	9,980	39.13	to	39.13	390,520	1.20	0.65	to	0.65	30.19		to	30.19
12/31/2018	9,981	30.06	to	30.06	299,998	1.12	0.65	to	0.65	(6.62)		to	(6.62)
12/31/2017	9,982	32.19	to	32.19	321,311	0.57	0.65	to	0.65	20.37		to	20.37
12/31/2016	9,983	26.74	to	26.74	266,962	0.41	0.65	to	0.65	10.63		to	10.63
TA Multi-Managed Balanced Initial Class
12/31/2020	58,958	2.74	to	2.74	161,397	1.58	0.65	to	0.65	15.15		to	15.15
12/31/2019	59,667	2.38	to	2.38	141,848	1.65	0.65	to	0.65	20.98		to	20.98
12/31/2018	60,422	1.97	to	1.97	118,731	1.53	0.65	to	0.65	(4.28)		to	(4.28)
12/31/2017	54,817	2.05	to	2.05	112,539	0.86	0.65	to	0.65	13.40		to	13.40
12/31/2016	58,893	1.81	to	1.81	106,618	0.97	0.65	to	0.65	7.18		to	7.18
TA Small/Mid Cap Value Initial Class
12/31/2020	581	91.95	to	91.95	53,410	1.20	0.65	to	0.65	3.37		to	3.37
12/31/2019	611	88.96	to	88.96	54,357	0.97	0.65	to	0.65	24.47		to	24.47
12/31/2018	643	71.47	to	71.47	45,980	1.08	0.65	to	0.65	(12.03)		to	(12.03)
12/31/2017	725	81.24	to	81.24	58,927	1.12	0.65	to	0.65	14.81		to	14.81
12/31/2016	594	70.76	to	70.76	42,023	0.84	0.65	to	0.65	20.35		to	20.35
TA TS&W International Equity Initial Class
12/31/2020	1,306	21.41	to	21.41	27,967	3.18	0.65	to	0.65	5.85		to	5.85
12/31/2019	1,307	20.22	to	20.22	26,425	1.44	0.65	to	0.65	20.28		to	20.28
12/31/2018	1,307	16.81	to	16.81	21,974	2.27	0.65	to	0.65	(16.07)		to	(16.07)
12/31/2017	2,209	20.03	to	20.03	44,253	2.19	0.65	to	0.65	22.12		to	22.12
12/31/2016	2,210	16.40	to	16.40	36,247	2.80	0.65	to	0.65	0.43		to	0.43
TA WMC US Growth Initial Class
12/31/2020	629	39.39	to	39.39	24,761	0.11	0.65	to	0.65	36.41		to	36.41
12/31/2019	664	28.88	to	28.88	19,177	0.13	0.65	to	0.65	39.14		to	39.14
12/31/2018	702	20.75	to	20.75	14,572	0.60	0.65	to	0.65	(0.44)		to	(0.44)
12/31/2017	418	20.85	to	20.85	8,706	0.43	0.65	to	0.65	28.36		to	28.36
12/31/2016	618	16.24	to	16.24	10,034	0.41	0.65	to	0.65	2.15		to	2.15
Wanger International
12/31/2020	2,442	79.25	to	79.25	193,542	2.00	0.65	to	0.65	13.63		to	13.63
12/31/2019	2,443	69.75	to	69.75	170,374	0.85	0.65	to	0.65	29.15		to	29.15
12/31/2018	2,443	54.01	to	54.01	131,952	2.03	0.65	to	0.65	(18.23)		to	(18.23)
12/31/2017	2,444	66.05	to	66.05	161,426	1.22	0.65	to	0.65	32.06		to	32.06
12/31/2016	2,445	50.02	to	50.02	122,274	1.19	0.65	to	0.65	(2.04)		to	(2.04)
Wanger USA
12/31/2020	660	106.59	to	106.59	70,347	-	0.65	to	0.65	23.43		to	23.43
12/31/2019	681	86.36	to	86.36	58,783	0.26	0.65	to	0.65	30.26		to	30.26
12/31/2018	703	66.30	to	66.30	46,589	0.09	0.65	to	0.65	(2.10)		to	(2.10)
12/31/2017	538	67.72	to	67.72	36,462	-	0.65	to	0.65	18.81		to	18.81
12/31/2016	1,052	57.00	to	57.00	59,962	-	0.65	to	0.65	12.96		to	12.96

21

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

22

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

23

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

24